Loans	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Loans
LOANS
Loans consist of the following, segregated into legacy and acquired loans, for the periods indicated:

	December 31, 2016
(Dollars in thousands)	Legacy Loans	Acquired Loans	Total
Commercial loans:
Real estate	$5,623,314	$1,178,952	$6,802,266
Commercial and industrial	3,194,796	348,326	3,543,122
Energy-related	559,289	1,904	561,193
	9,377,399	1,529,182	10,906,581

Residential mortgage loans:	854,216	413,184	1,267,400

Consumer and other loans:
Home equity	1,783,421	372,505	2,155,926
Indirect automobile	131,048	4	131,052
Other	548,840	55,172	604,012
	2,463,309	427,681	2,890,990
Total	$12,694,924	$2,370,047	$15,064,971

	December 31, 2015
(Dollars in thousands)	Legacy Loans	Acquired Loans	Total
Commercial loans:
Real estate	$4,504,062	$1,569,449	$6,073,511
Commercial and industrial	2,952,102	492,476	3,444,578
Energy-related	677,177	3,589	680,766
	8,133,341	2,065,514	10,198,855

Residential mortgage loans:	694,023	501,296	1,195,319

Consumer and other loans:
Home equity	1,575,643	490,524	2,066,167
Indirect automobile	246,214	84	246,298
Other	541,299	79,490	620,789
	2,363,156	570,098	2,933,254
Total	$11,190,520	$3,136,908	$14,327,428
Between 2009 and 2011, the Company acquired certain assets and liabilities of six failed banks. Substantially all of the loans and foreclosed real estate that were acquired through these transactions were covered by loss share agreements between the FDIC and IBERIABANK, as well as FDIC loss share agreements assumed in connection with the Company's acquisition of Georgia Commerce in 2015, which afforded IBERIABANK loss protection. In December of 2016, the Company terminated all loss share agreements associated with FDIC-assisted acquisitions. Covered loans, which are included in the December 31, 2015 acquired loans table above, were $229.2 million at December 31, 2015 of which $191.7 million were residential mortgage and home equity loans. As a result of the termination of the loss share agreements, there were no covered loans outstanding as of December 31, 2016. Refer to Note 7 for additional information regarding the Company’s termination of its loss share agreements.
Net deferred loan origination fees were $22.6 million and $18.7 million at December 31, 2016 and 2015, respectively. In addition to loans issued in the normal course of business, the Company considers overdrafts on customer deposit accounts to be loans and reclassifies these overdrafts as loans in its consolidated balance sheets. At December 31, 2016 and 2015, overdrafts of $4.2 million and $5.1 million, respectively, have been reclassified to loans.
Loans with carrying values of $4.5 billion and $3.9 billion were pledged as collateral for borrowings at December 31, 2016 and 2015, respectively.
Aging Analysis
The following tables provide an analysis of the aging of loans as of December 31, 2016 and 2015. Due to the difference in accounting for acquired loans, the tables below further segregate the Company’s loans between loans originated, or renewed and underwritten by the Company ("legacy loans") and acquired loans.

	December 31, 2016
	Legacy loans
	Accruing
(Dollars in thousands)	Current or less than 30 days past due	30-59 days	60-89 days	> 90 days	Total Past Due	Non-accrual Loans	Total Loans
Commercial real estate - Construction	$740,761	$—	$—	$—	$—	$—	$740,761
Commercial real estate - Other	4,863,902	1,861	351	—	2,212	16,439	4,882,553
Commercial and industrial	3,158,700	3,999	870	—	4,869	31,227	3,194,796
Energy-related	407,434	—	1,526	—	1,526	150,329	559,289
Residential mortgage	836,509	2,012	1,577	1,104	4,693	13,014	854,216
Consumer - Home equity	1,768,763	5,249	1,430	—	6,679	7,979	1,783,421
Consumer - Indirect automobile	127,054	2,551	405	—	2,956	1,038	131,048
Consumer - Credit card	81,602	199	99	—	298	624	82,524
Consumer - Other	462,650	2,155	618	—	2,773	893	466,316
Total	$12,447,375	$18,026	$6,876	$1,104	$26,006	$221,543	$12,694,924

	December 31, 2015
	Legacy loans
	Accruing
(Dollars in thousands)	Current or less than 30 days past due	30-59 days	60-89 days	> 90 days	Total Past Due	Non-accrual Loans	Total Loans
Commercial real estate - Construction	$635,560	$801	$—	$—	$801	$120	$636,481
Commercial real estate - Other	3,848,584	2,687	793	95	3,575	15,422	3,867,581
Commercial and industrial	2,943,409	1,208	739	87	2,034	6,659	2,952,102
Energy-related	670,081	15	—	—	15	7,081	677,177
Residential mortgage	676,347	1,075	2,485	442	4,002	13,674	694,023
Consumer - Home equity	1,565,596	3,549	870	—	4,419	5,628	1,575,643
Consumer - Indirect automobile	242,328	2,187	518	—	2,705	1,181	246,214
Consumer - Credit card	76,360	394	113	—	507	394	77,261
Consumer - Other	460,594	1,923	752	—	2,675	769	464,038
Total	$11,118,859	$13,839	$6,270	$624	$20,733	$50,928	$11,190,520

	December 31, 2016
	Acquired loans (1) (2)
	Accruing
(Dollars in thousands)	Current or Less Than 30 days past due	30-59 days	60-89 days	> 90 days	Total Past Due	Non-accrual Loans	Discount/Premium	Acquired Impaired Loans	Total Loans
Commercial real estate - Construction	$26,714	$—	$—	$—	$—	$1,946	$(243)	$32,991	$61,408
Commercial real estate - Other	871,492	716	55	32	803	1,221	(3,649)	247,677	1,117,544
Commercial and industrial	314,990	73	51	—	124	1,317	(837)	32,732	348,326
Energy-related	1,910	—	—	—	—	—	(6)	—	1,904
Residential mortgage	290,031	328	989	—	1,317	719	(1,835)	122,952	413,184
Consumer - Home equity	286,411	1,078	189	250	1,517	1,395	(5,237)	88,419	372,505
Consumer - Indirect automobile	—	—	—	—	—	—	—	4	4
Consumer - Credit Card	468	—	—	—	—	—	—	—	468
Consumer - Other	49,449	391	97	—	488	360	(1,004)	5,411	54,704
Total	$1,841,465	$2,586	$1,381	$282	$4,249	$6,958	$(12,811)	$530,186	$2,370,047

	December 31, 2015
	Acquired loans (1) (2)
	Accruing
(Dollars in thousands)	Current or Less Than 30 days past due	30-59 days	60-89 days	> 90 days	Total Past Due	Non-accrual Loans	Discount/Premium	Acquired Impaired Loans	Total Loans
Commercial real estate - Construction	$69,167	$180	$117	$—	$297	$—	$(358)	$56,320	$125,426
Commercial real estate - Other	1,090,688	861	705	—	1,566	1,491	(4,479)	354,757	1,444,023
Commercial and industrial	442,454	623	—	—	623	1,154	(2,517)	50,762	492,476
Energy-related	2,186	—	—	—	—	170	2	1,231	3,589
Residential mortgage	365,261	7	940	—	947	1,109	(6,601)	140,580	501,296
Consumer - Home equity	381,107	622	416	291	1,329	1,291	(7,333)	114,130	490,524
Consumer - Indirect automobile	19	—	—	—	—	—	—	65	84
Consumer - Credit Card	—	—	—	—	—	—	—	582	582
Consumer - Other	74,385	468	127	—	595	206	(2,570)	6,292	78,908
Total	$2,425,267	$2,761	$2,305	$291	$5,357	$5,421	$(23,856)	$724,719	$3,136,908

(1)	Past due and non-accrual information presents acquired loans at the gross loan balance, prior to application of discounts.

(2)
Past due and non-accrual loan amounts exclude acquired impaired loans, even if contractually past due or if the Company does not expect to receive payment in full, as the Company is currently accreting interest income over the expected life of the loans.

Loans Acquired
As discussed in Note 3, during 2015, the Company acquired loans with fair values of $0.3 billion from Florida Bank Group, $1.1 billion from Old Florida, and $0.8 billion from Georgia Commerce. Of the total $2.2 billion of loans acquired, $2.1 billion were determined to have no evidence of deteriorated credit quality and are accounted for under ASC Topics 310-10 and 310-20. The remaining $57.8 million were determined to exhibit deteriorated credit quality since origination under ASC 310-30. The tables below show the balances acquired during 2015 for these two subsections of the acquired portfolio as of the acquisition date.

(Dollars in thousands)	Acquired Non-Impaired Loans
Contractually required principal and interest at acquisition	$2,384,114
Expected losses and foregone interest	(15,539)
Cash flows expected to be collected at acquisition	2,368,575
Fair value of acquired loans at acquisition	$2,105,466

(Dollars in thousands)	Acquired Impaired Loans
Contractually required principal and interest at acquisition	$76,445
Non-accretable difference (expected losses and foregone interest)	(11,867)
Cash flows expected to be collected at acquisition	64,578
Accretable yield	(6,823)
Basis in acquired loans at acquisition	$57,755

The following is a summary of changes in the accretable difference for all loans accounted for under ASC 310-30 during the years ended December 31:

(Dollars in thousands)	2016	2015	2014
Balance at beginning of period	$227,502	$287,651	$354,892
Additions	—	6,823	13,848
Transfers from non-accretable difference to accretable yield	5,490	9,916	25,844
Accretion	(68,211)	(80,479)	(103,233)
Changes in expected cash flows not affecting non-accretable differences (1)	10,273	3,591	(3,700)
Balance at end of period	$175,054	$227,502	$287,651

(1)
Includes changes in cash flows expected to be collected due to the impact of changes in actual or expected timing of liquidation events, modifications, changes in interest rates and changes in prepayment assumptions.

Troubled Debt Restructurings
Information about the Company’s troubled debt restructurings ("TDRs") at December 31, 2016 and 2015 is presented in the following tables. Modifications of loans that are accounted for within a pool under ASC Topic 310-30 are excluded as TDRs. Accordingly, such modifications do not result in the removal of those loans from the pool, even if the modification of those loans would otherwise be considered a TDR. As a result, all such acquired loans that would otherwise meet the criteria for classification as a TDR are excluded from the tables below.
TDRs totaling $222.4 million and $57.0 million occurred during the twelve months ended December 31, 2016 and December 31, 2015, respectively, through modification of the original loan terms. There were no TDRs that occurred during the twelve months ended December 31, 2014 through modification of the original loan terms.
The following table provides information on how the TDRs were modified during the years ended December 31:

(Dollars in thousands)	2016	2015
Extended maturities	$75,315	$15,594
Interest rate adjustment	193	—
Maturity and interest rate adjustment	2,470	23,374
Movement to or extension of interest-rate only payments	27,931	241
Forbearance	76,819	122
Other concession(s) (1)	39,708	17,710
Total	$222,436	$57,041

(1)	Other concessions may include covenant waivers, forgiveness of principal or interest associated with a customer bankruptcy, or a combination of any of the above concessions.

Of the $222.4 million of TDRs occurring during the twelve months ended December 31, 2016, $85.9 million are on accrual status and $136.5 million are on non-accrual status. Of the $57.0 million of TDRs occurring during the twelve months ended December 31, 2015, $34.5 million were on accrual status and $22.5 million are on non-accrual status.
The following table presents the end of period balance for loans modified in a TDR during the years ended December 31:

	2016			2015
(In thousands, except number of loans)	Number of Loans	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment	Number of Loans	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Commercial real estate	44	$30,844	$24,997	11	$26,764	$25,250
Commercial and industrial	59	36,379	34,415	26	21,233	18,114
Energy-related	24	133,933	141,848	2	9,797	9,484
Residential mortgage	43	5,141	4,946	1	70	68
Consumer - Home equity	158	13,273	12,568	50	4,440	3,865
Consumer - Indirect	79	983	792	6	79	79
Consumer - Other	116	3,087	2,870	17	248	181
Total	523	$223,640	$222,436	113	$62,631	$57,041
Information detailing TDRs that defaulted during the years ended December 31, 2016 and 2015 and were modified in the previous twelve months (i.e., the twelve months prior to the default) is presented in the following table. The Company has defined a default as any loan with a loan payment that is currently past due greater than 30 days, or was past due greater than 30 days at any point during the previous twelve months, or since the date of modification, whichever is shorter.

	December 31, 2016		December 31, 2015
(In thousands, except number of loans)	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Commercial real estate	9	$467	6	$22,075
Commercial and industrial	21	12,996	20	8,970
Energy-related	2	5,034	1	3,120
Residential mortgage	8	405	—	—
Consumer - Home Equity	25	1,379	20	1,547
Consumer - Indirect automobile	37	338	6	79
Consumer - Other	22	606	9	2
Total	124	$21,225	62	$35,793